Leases (Details) - Schedule of supplemental cash flow information related to leases - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of supplemental cash flow information related to leases [Abstract]
Operating cash flows for operating leases	$ 20	$ 15	$ 41	$ 61
Supplemental non-cash amounts of lease liabilities arising from obtaining right-of-use assets/(decrease) of lease liability due to cancellation of leases		$ (34)	$ (31)	$ 176